Equity - Additional Information (Details) - Warrants	1 Months Ended
	Mar. 31, 2021 $ / shares shares	Jan. 05, 2024 $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares (in shares) | shares	15,027,327
Warrant exercise price per share (in australian dollar per shares)	$ 2.88	$ 2.86
Warrant exercise term	7 years
Share price, minimum consecutive day	45 days
Bottom of Range
Disclosure Of Classes Of Share Capital [Line Items]
Share price for right exercise of the warrants (in australian dollar per shares)	4.32